Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

30.	Equity

a) Share capital

As at December 31, 2022, the share capital was US$61,614 corresponding to 4,778,889,263 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancellation of common shares, including the capitalization of profits and reserves to the extent authorized.

	December 31, 2022
Shareholders	Common shares	Golden shares	Total
Shareholders with more than 5% of total capital	1,616,023,334	-	1,616,023,334
The Capital Group Companies, Inc	648,304,234	-	648,304,234
Previ	409,087,156	-	409,087,156
Mitsui&co	286,347,055	-	286,347,055
Blackrock, Inc	272,284,889	-	272,284,889
Free floating	2,867,055,366	-	2,867,055,366
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,483,078,700	12	4,483,078,712
Shares in treasury	295,810,551	-	295,810,551
Total capital	4,778,889,251	12	4,778,889,263

b) Cancellation of treasury shares

During 2022 and 2021, the Board of Directors approved cancellations of common shares issued by the Company, acquired and held in treasury, without reducing the amount of its share capital, as shown below. The effects were transferred in shareholders' equity as "Treasury shares used and cancelled", between the "Revenue reserve" and "Treasury shares".

	Number of canceled shares	Carrying amount
Cancellation approved on February 24, 2022	133,418,347	2,830
Cancellation approved on July 28, 2022	220,150,800	3,786
Year ended December 31, 2022	353,569,147	6,616

Cancellation approved on September 16, 2021	152,016,372	2,401
Year ended December 31, 2021	152,016,372	2,401

c)	Shares buyback program and treasury shares

During 2022 and 2021, the Board of Directors approved shares buyback programs for Vale’s shares, as described below.

	Total of shares repurchased		Effect on cash flows
	2022	2021	2022	2021
Shares buyback program for 470,000,000 shares (i)
Acquired by Parent	81,855,600	139,018,347	1,501	3,008
Acquired by wholly owned subsidiaries	96,959,900	152,166,153	1,750	2,538
	178,815,500	291,184,500	3,251	5,546

Shares buyback program for 500,000,000 shares (ii)
Acquired by Parent	87,779,900	-	1,375	-
Acquired by wholly owned subsidiaries	90,847,177	-	1,410	-
	178,627,077	-	2,785	-
Shares buyback program	357,442,577	291,184,500	6,036	5,546

(i)	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.
(ii)	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.

In February 2023 (subsequent event), the Company approved the transfer of 85 million shares from its wholly-owned subsidiaries to the Parent Company.

d) Profit distribution

	2022	2021
Net income attributable to Vale's shareholders	18,788	22,445
Appropriation to legal reserve	(276)	(1,123)
Appropriation to tax incentive reserve	(1,157)	(2,581)
Net income after appropriations to legal reserve and tax incentive reserve	17,355	18,741
Reclassification of the fair value adjustment reserve (note 16l)	-	522

Minimum mandatory remuneration	4,386	4,542

Additional remuneration
from statutory reserve	-	1,476
from the net income for the year	437	7,326
Total additional remuneration	437	8,802

Total remuneration to shareholders	4,823	13,344

Appropriation to statutory reserve	8,821	7,395
Appropriation to retained earnings reserve	3,711	-

Remuneration approved

The Company's By-laws determines as its minimum mandatory remuneration to Vale shareholders an amount equal to 25% of the net income, after appropriations to legal and tax incentive reserves. The remuneration approved as interest on capital (“JCP”) is gross up with the income tax applicable to Vale’s shareholders. The remuneration to Vale’s shareholders was based on the following resolutions:

•	On February 16, 2023 (subsequent event), the Board of Directors approved the shareholder’s remuneration of US$1,569, of which US$1,132 is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022, and US$437 as an additional remuneration, recorded in equity as “Additional remuneration reserve”. The payment will be held in March 2023.

•	On December 1, 2022, the Board of Directors approved interest on capital to shareholders in the amount of US$254, as an anticipation of the income for the year ended December 31, 2022, which is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022. The payment will be held in March 2023.

•	On July 28, 2022, the Board of Directors approved the remuneration to shareholders in the amount of US$3,000, which is part of the minimum mandatory remuneration, recorded as a liability for the year ended December 31, 2022. It was fully paid in September 2022.

•	On February 24, 2022, the Board of Directors approved the remuneration to shareholders in the amount of US$3,500 as an additional remuneration for the year ended December 31, 2021, recorded in equity as “Additional remuneration reserve”. It was fully paid in March 2022.

•	In 2021, the Company approved and paid dividends and interest on capital to shareholders in the amount of US$9,844, as follows: (i) US$2,200, as approved by the Board of Directors on June 17, 2021; and (ii) US$7,644, approved by the Board of Directors on September 16, 2021. Of the total amount paid, US$4,542 was the minimum mandatory remuneration for the year ended December 31, 2021, US$1,476 was paid out the Company’s profits reserve and the remaining amount was paid as an anticipation of the income for the year ended December 31,2021.

•	On February 25, 2021, the Board of Directors approved the shareholder’s remuneration in the amount of US$3,972. Of the total amount, US$1,152 represented the minimum mandatory remuneration for 2020. The remaining amount of US$2,820 was approved as additional remuneration and was recorded in the equity as “Additional remuneration reserve. This amount was paid in full in March 2021.

e) Profit reserves

	Legal reserve	Tax incentive reserve	Statutory reserve	Retained earnings reserve	Additional remuneration reserve	Total of profit reserves
Balance as at December 31, 2020	1,542	659	1,854	-	2,987	7,042
Allocation of income	1,123	2,581	7,395	-	3,500	14,599
Deliberated dividends and interest on capital of Vale's shareholders	-	-	(1,476)	-	(2,820)	(4,296)
Treasury shares cancellation	-	-	(2,401)	-	-	(2,401)
Translation adjustment	(142)	(157)	1,526	-	(469)	758
Balance as at December 31, 2021	2,523	3,083	6,898	-	3,198	15,702
Allocation of income	276	1,157	8,821	3,711	437	14,402
Deliberated dividends and interest on capital of Vale's shareholders	-	-	-	-	(3,500)	(3,500)
Treasury shares cancellation	-	-	(6,616)	-	-	(6,616)
Transfers of reserves	-	3	(3)	-	-	-
Translation adjustment	165	173	249	(133)	302	756
Balance as at December 31, 2022	2,964	4,416	9,349	3,578	437	20,744

Legal reserve - Is a legal requirement for Brazilian public companies to retain 5% of the annual net income up to 20% of the capital. The reserve can only be used to compensate losses or to increase capital.

Tax incentive reserve - Results from the option to designate a portion of the income tax for investments in projects approved by the Brazilian Government as well as tax incentives.

Statutory reserve - Aims to ensure the maintenance and development of the main activities that comprise the Company’s operations and to retain budgeted capital for investments. Based on the Company’s by-laws, this reserve is capped to 50% of the annual distributable net income, up to the amount of the share capital.

Retained earnings reserve – It is intended to be used in investments for capital expenditures as allowed by the Brazilian Corporate Law.

Additional remuneration reserve - Results from the remuneration proposed by Management that exceeds the mandatory minimum remuneration of 25% of the adjusted net income.

Accounting policy

Share capital and treasury shares - The Company holds shares in treasury for a future sale, cancellation or for the payment of the executives' long-term compensation programs. These shares are recognized in a specific account as a reduction of equity to the acquisition value and maintained at the cost of the transaction. Incremental costs directly attributable to the issue of new shares or options are recognized in equity as a deduction from the amount raised, net of taxes.

Shareholder’s remuneration - The shareholder’s remuneration is paid on dividends and interest on capital. This remuneration is recognized as a liability in the financial statements of the Company based on bylaws. Any amount above the minimum mandatory remuneration approved by the by-laws shall only be recognized in current liabilities on the date that is approved by shareholders.

The Company is permitted to distribute interest attributable to equity. The calculation is based on the equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the Brazilian Government Long-term Interest Rate (“TJLP”) determined by the Central Bank of Brazil. Also, such interest may not exceed 50% of the net income for the year or 50% of retained earnings plus profit reserves as determined by Brazilian corporate law.

The benefit to the Company, as opposed to making a dividend payment, is a reduction in the income tax burden because this interest charge is tax deductible in Brazil. Income tax of 15% is withheld on behalf of the shareholders relative to the interest distribution. Under Brazilian law, interest attributed to equity is considered as part of the annual minimum mandatory dividend. This notional interest distribution is treated for accounting purposes as a deduction from equity in a manner similar to a dividend and the tax deductibility recorded in the income statement.